Form N-1A Cover	Feb. 24, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 24, 2025
Prospectus Date	Feb. 01, 2025
Supplement to Prospectus [Text Block]
MASSMUTUAL FUNDS
MM S&P 500 ® Index Fund
(the “Fund”)
Supplement dated February 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.